Commitments and contingencies - Schedule Of Balance Sheet Information Related to Operating Lease (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets	[1]	¥ 570,171	¥ 611,533
Lease liabilities	[1]	¥ 593,339	¥ 636,541
Weighted average:
Remaining lease term		15 years 6 months	15 years 7 months 6 days
Discount rate		0.60%	0.54%

[1]	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.